CONVERTIBLE DEBT (Schedule of Changes of Long-term Convertible Debt) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2017	Jun. 30, 2016
Balance as of January 1, 2017		$ 29,526
Change in accrued interest		714
Change in fair value		3,767	$ 1,120
Payment of interest		(790)
Payment of principal		(7,901)	$ (7,620)
Balance as of June 30, 2017	[1]	25,316
Convertible Debt [Member]
Accrued interest		$ 307

[1]	Includes accrued interest of $307